FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Financial Instruments Details Abstract
Cash and cash equivalents	$ 8,308,884	$ 14,321,433	$ 54,847	$ 599,964
Term deposits	9,656,320	3,694,415
Royalty Receivable	3,969,356	3,540,753
Total	$ 21,934,560	$ 21,556,601